Supplemental cash flow information (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Supplemental Cash Flow Elements [Abstract]
Amortization capitalized to mineral interests	94,676	89,621
Transfer of share option reserve upon exercise of stock options	77,306	25,850
Transfer of warrants reserve upon exercise of warrants	558	1,488